Consolidated Balance Sheets ¥ in Millions		Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
CURRENT ASSETS
Cash		$ 29,497,693	$ 5,285,247
Accounts receivable, net		12,905,821	11,014,908
Inventories, net		1,737,054	3,343,266
Advance to suppliers		978,203	180,643
Prepayment for acquisition			3,426,535
Other receivable		5,666,596	1,920,251
Prepaid expenses and other current assets		852,417	37,178
TOTAL CURRENT ASSETS		51,637,784	25,269,706
Property, plant and equipment, net		3,568,050	3,699,965
Prepayments for construction in progress		9,492,205	9,092,996
Intangible assets, net		262,878	148,584
Investment in equity securities		712,494	685,307
Deferred tax assets			599,078
TOTAL NONCURRENT ASSETS		16,315,609	16,454,776
TOTAL ASSETS		67,953,393	41,724,482
CURRENT LIABILITIES
Short-term bank loans		5,856,703	5,482,456
Accounts payable		4,914,762	4,585,283
Taxes payable		1,021,181	434,758
Accrued expenses and other current liabilities		1,619,739	2,711,736
TOTAL CURRENT LIABILITIES		20,312,969	13,754,329
Long-term bank loans		2,137,483
TOTAL LIABILITIES		22,450,452	13,754,329
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $11.25 par value, 11,250,000 shares authorized, 42,880 and 6,062 shares issued and outstanding as of September 30, 2024 and 2023, respectively *	[1]	482,400	67,973
Additional paid in capital		53,864,720	29,279,155
Statutory reserve		2,439,535	2,439,535
Accumulated deficit		(10,171,568)	(1,444,270)
Accumulated other comprehensive loss		(1,112,146)	(2,372,240)
TOTAL SHAREHOLDERS’ EQUITY		45,502,941	27,970,153
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		67,953,393	41,724,482
Related Party
CURRENT ASSETS
Due from related parties			61,678
Prepayments made to a related party for purchase of property		2,279,982	2,192,982
Prepaid expenses-related party, non-current			35,864
CURRENT LIABILITIES
Due to related parties		$ 6,900,584	$ 540,096

[1]	Retrospectively restated for effect of 15-for-1 and 40-for-1 share consolidations.